Income Tax (Details 2)	0 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	48 Months Ended	36 Months Ended	24 Months Ended	36 Months Ended		12 Months Ended
	Jan. 02, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2008 China	Dec. 31, 2007 China	Dec. 31, 2007 China	Dec. 31, 2014 China Shanghai CRIC High and new technology enterprise	Dec. 31, 2012 China Shanghai CRIC Software enterprise	Dec. 31, 2014 China Shanghai SINA Leju High and new technology enterprise	Dec. 31, 2012 China Shanghai SINA Leju Software enterprise	Dec. 31, 2016 China Shanghai Fangxin information technology Co., Ltd. Software enterprise	Dec. 31, 2013 China Chongqing E-House Western Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2012 China Chongqing E-House Western Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2013 Hong Kong	Dec. 31, 2013 Macau Minimum	Dec. 31, 2013 Macau Maximum
Income Tax
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)		5.00%				15.00%		15.00%	12.50%	15.00%	12.50%	12.50%	15.00%	15.00%
Period over which preferential tax rate graduate increase to statutory enterprise income tax rate	5 years
Income tax rate (as a percent)															16.50%
Income tax rate under graduated rate schedule for 2008 (as a percent)							18.00%
Income tax rate under graduated rate schedule for 2009 (as a percent)							20.00%
Income tax rate under graduated rate schedule for 2010 (as a percent)							22.00%
Income tax rate under graduated rate schedule for 2011 (as a percent)							24.00%
Income tax rate under graduated rate schedule for 2012 and thereafter (as a percent)							25.00%
Percentage of tax reduction									50.00%		50.00%	50.00%
Progressive tax rate (as a percent)																0.00%	12.00%